Interest and similar income and expenses and income of financial assets and liabilities at fair value through profit or loss	12 Months Ended
Dec. 31, 2024
Interest And Similar Income And Expenses And Income Of Financial Assets And Liabilities At Fair Value Through Profit Or Loss
Interest and similar income and expenses and income of financial assets and liabilities at fair value through profit or loss

Note 21 - Interest and similar income and expenses and income of financial assets and liabilities at fair value through profit or loss

a) Interest and similar income

	01/01 to 12/31/2024	01/01 to 12/31/2023	01/01 to 12/31/2022
Central Bank of Brazil deposits	12,505	12,569	10,228
Interbank deposits	4,436	4,122	3,145
Securities purchased under agreements to resell	36,171	33,898	25,467
Financial assets at fair value through other comprehensive income	36,937	27,463	20,546
Financial assets at amortized cost	12,038	13,126	11,823
Loan operations	138,781	130,462	116,844
Other financial assets	1,390	745	1,112
Total	242,258	222,385	189,165

b) Interest and similar expense

	01/01 to 12/31/2024	01/01 to 12/31/2023	01/01 to 12/31/2022
Deposits	(68,489)	(71,508)	(52,358)
Securities sold under repurchase agreements	(36,262)	(41,624)	(28,399)
Interbank market funds	(51,600)	(34,543)	(22,878)
Institutional market funds	(10,581)	(10,239)	(12,757)
Other	(346)	(336)	(355)
Total	(167,278)	(158,250)	(116,747)

c) Income of financial assets and liabilities at fair value through profit or loss

	01/01 to 12/31/2024	01/01 to 12/31/2023	01/01 to 12/31/2022
Securities	12,170	31,399	8,882
Derivatives (1)	19,781	(2,954)	3,477
Financial assets designated at fair value through profit or loss	(3)	479	660
Other financial assets at fair value through profit or loss	2	1,897	1,800
Financial liabilities at fair value through profit or loss	(14)	(1,731)	(1,535)
Financial liabilities designated at fair value	75	55	41
Total	32,011	29,145	13,325
1)	Includes the ineffective derivatives portion related to hedge accounting.

During the period ended 12/31/2024, ITAÚ UNIBANCO HOLDING derecognized/(recognized) R$ (2,891) (R$ 1,131 from 01/01 to 12/31/2023) of Expected losses, R$ (90) (R$ (53) from 01/01 to 12/31/2023) for Financial assets at fair value through other comprehensive income and R$ (2,801) (R$ 1,184 from 01/01 to 12/31/2023) for Financial assets at amortized cost.